Unaudited Interim Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022	[2]
Statement of comprehensive income [abstract]
Net income (loss)	$ (13,583)	$ (19,454)	[1]	$ (46,108)	$ (54,211)	[3]
Actuarial gains and losses	(21)	791	[4]	(42)	1,218
Other Comprehensive Income That Will Not Be Reclassified To Profit Or Loss Net Of Tax From Continuing Operations, Total	(21)	791	[4]	(42)	1,218
Currency translation adjustment	4,751	(15,282)	[4]	2,272	(20,315)
Other Comprehensive Income That Will Be Reclassified To Profit Or Loss Net Of Tax From Continuing Operations, Total	4,751	(15,282)	[4]	2,272	(20,315)
Other Comprehensive Income from Discontinued Operations, Total	(4,906)	6,412	[4]	(1,233)	8,337
Total Comprehensive income (loss)	(13,760)	(27,533)	[4]	(45,111)	(64,971)
Attributable to shareholders of Cellectis	(11,139)	(26,522)	[4]	(41,172)	(61,246)
Attributable to non-controlling interests	$ (2,620)	$ (1,011)	[4]	$ (3,939)	$ (3,725)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)